Cost of sales	12 Months Ended
Dec. 31, 2022
Cost of sales
Cost of sales

26.Cost of sales

	2022	2021	2020
Variable costs
Imported products (1)	31,230,405	16,944,375	7,592,489
Purchases of crude in association and concession	16,223,628	10,015,898	4,281,661
Purchases of hydrocarbons – ANH (2)	9,219,215	5,611,153	2,798,432
Depreciation amortization and depletion	6,774,770	6,328,144	6,069,903
Electric energy	1,540,452	1,087,269	1,098,621
Taxes and economic rights	1,510,265	1,125,761	841,443
Process materials	1,260,608	906,500	827,464
Purchases of other products and gas	1,244,765	811,024	598,015
Hydrocarbon transport services	1,219,818	917,552	874,632
Services contracted in associations	311,107	267,934	269,637
Extensive tests (3)	71,304	—	—
Others (4)	(2,426,118)	(3,009,700)	657,634
	68,180,219	41,005,910	25,909,931
Fixed costs
Depreciation and amortization	4,635,601	3,270,735	2,930,120
Maintenance	3,771,137	2,637,857	2,257,370
Labor costs	3,436,167	2,596,947	2,299,761
Construction services	2,802,486	732,723	—
Services contracted	2,870,890	2,023,277	1,623,375
Services contracted in associations	1,566,562	1,286,291	1,121,010
Taxes and contributions	914,455	1,060,123	593,041
Materials and operating supplies	684,679	561,182	508,037
Hydrocarbon transport services	179,082	57,855	253,752
General costs	416,870	348,876	71,075
	21,277,929	14,575,866	11,657,541
	89,458,148	55,581,776	37,567,472
(1)

Imported products correspond mainly to mid-distillates and gasolines. The variation corresponds to the higher national demand of these products, considering the maintenance programmed for the refineries for 2022, and diluent to facilitate the transport of heavy crude oil.

(2)	Corresponds to purchases of crude oil by Ecopetrol Business Group from the National Hydrocarbons Agency (ANH, by its acronym in Spanish) derived from national production.
(3)

Corresponds to the cost related to revenue from the sale of hydrocarbons (Note 25 - Revenue from contracts with customers), obtained in exploration stage or extensive tests prior to the declaration of commerciality of the oil fields. This recognition is the result of the application of the IAS 16 Amendment, mandatory as of January 1, 2022.

(4)	Corresponds to i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value, and iii) other capitalizable charges to projects.